SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Unrealized gain on investments	$ 6,617
loss on disposition of property and equipment	162,451
Impairment expense of long-lived assets	0	$ 2,097,930
Property and equipment	$ 453,342	1,039,683
Crypto-Currency Mining Equipment [Member]
Property and equipment estimated useful life	3 years
Leasehold improvements		107,150
Property and equipment		$ 2,097,930